Investment Strategy	Jun. 30, 2026
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks primarily to implement its strategy by investing in convertible securities, including convertible preferred securities, and establishing short positions, or hedges, in the common stock or American Depositary Receipt (“ADR”) of the issuers of the convertible securities. The short positions are intended to reduce the Fund’s exposure to decreases in the price of the related common stock. The Fund seeks to hedge its long positions in this way on a security-by-security basis. The Fund may also use other instruments to establish hedges, including exchange-traded funds (“ETFs”), options, including non-deliverable options (“NDOs”), and foreign currency forward contracts, as appropriate, to reduce unwanted exposures.
The term “convertible security” refers to a bond or a preferred stock (including a trust preferred security) that can be converted into shares of a company’s common stock. The Fund’s strategy is managed on a day-to-day basis by SSI Investment Management LLC, the sub-advisor to the Fund.
The Fund may also implement other investment strategies, depending on market conditions, including investing in convertible securities with attractive yields and relatively little equity price sensitivity, selling call options against the related equities and convertible bonds to receive the value of the option (also known as “covered-call writing”), and investing in non-convertible bonds and preferred stock that offer attractive yield and relative value as compared to other investment alternatives. The investment focus will shift through market cycles as opportunities change.
Pursuant to its strategy, the Fund seeks returns that exceed prevailing short-term interest rates, such as the return on 90-day U.S. Treasury bills, from three primary sources: 1) interest and dividend income on convertible securities and other fixed-income instruments; 2) interest rebates on short positions; and 3) net capital gains from trading profits. In combining long positions in convertible securities with short positions in common stock of the issuers of those securities, the Fund seeks to maintain a “hedged convertible” investment portfolio with income and returns which are generally less volatile than and have low correlation with the broader capital markets, short-term interest rates and capital markets indices (absolute returns).
The Fund generally invests in convertible securities that are part of an issuance of at least $125 million in size and are issued by companies with market capitalizations between $500 million and $10 billion. The convertible securities are typically callable by the issuer and are not limited as to duration or maturity. The issuers of the convertible securities in which the Fund will invest may include U.S. or non-U.S. companies, real estate investment trusts (“REITs”), and emerging-market companies.
The instruments may be denominated in U.S. or foreign (non-U.S.) currencies, and may be traded on  U.S. or foreign exchanges. Foreign currency exposures are typically hedged back to the  U.S. dollar using transactions in foreign currency futures and forward contracts. The Fund may also engage in foreign currency transactions on a spot (cash) basis at the rate prevailing in the currency exchange market.
The Fund may hold investment-grade, below investment-grade (i.e., “high yield” or “junk” bonds) and unrated securities that are deemed by the sub-advisor to be of equivalent quality. A significant portion of the Fund’s holdings is expected to be unrated. The sub-advisor performs fundamental credit analysis to examine each issuer’s credit quality and relative value based on internally and externally generated research, nationally recognized credit rating agency research, if available, and company financial statements, among other sources. The Fund’s holdings may include variable and floating-rate coupon, zero-coupon instruments and restricted securities, such as those issued under Rule 144A of the Securities Act of 1933. To a lesser extent, the Fund may invest long or short in ETFs to adjust or hedge exposures. The Fund’s holdings may include secured, partially secured, and unsecured obligations. The unsecured obligations in which the Fund invests may also be referred to as debentures.
The Fund may also invest in long or short positions in derivative instruments, such as futures, forwards, swaps, options and warrants, to hedge exposures in the Fund. Futures contracts generally include those based on  U.S. treasuries and foreign currencies, forward contracts are generally forward currency contracts (including NDFs), swaps generally include interest rate and credit default swaps, options generally include call and put options (including NDOs), and warrants are generally similar to long-dated call options. On a short-term basis, the Fund may invest cash balances in other investment companies, including a government money market fund advised by the Manager, with respect to which the Manager receives a management fee.
The sub-advisor seeks to identify convertible security investments by assessing, among other attributes, the quality, income, liquidity and “equity sensitivity” of the security (i.e., the sensitivity of a convertible security’s price to changes in the price of the issuer’s common stock). The sub-advisor also considers the availability of the common stock that it intends to short. After acquiring a convertible security, the Fund establishes a short position in the common stock,  ADR, call option or other equity-related instrument of the same issuer. The Fund may also establish short positions in ETFs. The size of each short position is based on the sensitivity of the convertible security’s price to changes in the price of the issuer’s common stock. As a result, the Fund’s short positions will generally be smaller on a dollar value basis than its long positions since a convertible security’s price is typically less sensitive than that of the common stock. The Fund may also invest in non-convertible bonds and preferred stock. Such investments would typically not include a short position in a related equity instrument.
When implementing its covered-call writing strategy, the Fund seeks to sell call options related to its equity and convertible bond holdings. In doing so, the Fund seeks to minimize its exposure to changes in the underlying equity price yet retain the proceeds received from selling the option (the “option premium”). Typically, higher volatility in equity prices leads to larger proceeds from selling options.
The sub-advisor considers selling a convertible security and closing the related short position when it identifies other more attractive investment opportunities, when it anticipates a potentially unfavorable change in the structure of a convertible security or the underlying company or to satisfy shareholder redemptions, among other reasons.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that are relevant to the Fund’s investment theme of transformational innovation.
Equity securities include common stocks and other equity investments or ownership interests in domestic and foreign companies. The Fund defines “transformational innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. The types of companies relevant to this theme are those that rely on or benefit from the development of new products or services, technological improvements and advancements in scientific research relating to the areas of: (i) genomics (the study of genes and their functions, and related techniques, such as genomic sequencing) (“Genomic Revolution Companies”), (ii) innovation in automation and manufacturing (“Automation Transformation Companies”), transportation, energy (“Energy Transformation Companies”), artificial intelligence (“Artificial Intelligence Companies”) and materials, (iii) shared technology, infrastructure and services (“Next Generation Internet Companies”), and (iv) technologies that make financial services more efficient (“Blockchain & Fintech Innovation Companies”), among others.
In selecting companies that the sub-advisor believes are relevant to the Fund’s investment theme, the sub-advisor uses internally-generated and  externally-sourced research and analysis to assemble a diverse array of information from which to identify transformational innovation companies, certain of which may be growth companies. The types of companies that the sub-advisor believes are Genomic Revolution Companies, Automation Transformation Companies, Energy Transformation Companies, Artificial Intelligence Companies, Next Generation Internet Companies or Blockchain & Fintech Innovation Companies are described generally below:
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Genomic Revolution Companies. Companies that the sub-advisor believes are substantially focused on and are expected to substantially benefit from extending and enhancing the quality of human and other life by incorporating technological and scientific developments, improvements and advancements in genomics into their business, such as by offering new products or services that rely on genomic sequencing (techniques that allow researchers to read and decipher the genetic information found in the DNA (i.e., the exact sequence of bases A, C, G and T in a DNA molecule), including the DNA of bacteria, plants, animals and human beings), analysis, synthesis or instrumentation. These companies may include ones across multiple sectors, such as Health Care, Information Technology, Materials, Energy, and Consumer Discretionary. These companies may also develop, produce, manufacture or significantly rely on or enable bionic devices, bio-inspired computing,  bioinformatics (the science of collecting and analyzing complex biological data such as genetic codes), molecular medicine and agricultural biotechnology.

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Automation Transformation Companies. Companies that the sub-advisor believes are focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor, such as transportation through an emphasis on mobility as a service, or the use of robotics to perform other functions, activities or processes.

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Energy Transformation Companies. Companies that the sub-advisor believes seek to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas; and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

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Artificial Intelligence Companies. Companies that the sub-advisor considers to be Artificial Intelligence (“AI”) Companies include a company that: (i) designs, creates, integrates, or delivers robotics, autonomous technology, and/or AI in the form of products, software, or systems; (ii) develops the building block components for robotics, autonomous technology, or AI, such as advanced machinery, semiconductors and databases used for machine learning; (iii) provides its own value-added services on top of such building block components, but are not core to the company’s product or service offering; and/or (iv) develops computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making, and translation between languages.

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Next Generation Internet Companies. Companies that the sub-advisor believes are focused on and expected to benefit from shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, such as companies that rely on or benefit from the increased use of shared technology, infrastructure and services. These companies may include mail order houses which generate the entirety of their business through websites and which offer internet-based products and services, such as streaming media or cloud storage in addition to traditional physical goods. These companies may also include ones that develop, use or rely on innovative payment methodologies, big data, the “internet of things,” machine learning, and social distribution and media. The sub-advisor defines the “internet of things” as a system of interrelated computing devices, mechanical and digital machines, or physical objects that are provided unique identifiers and the ability to transfer data over a network without requiring human-to-human or human-to-computer interaction.

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Blockchain & FinTech Innovation Companies. Companies that the sub-advisor believes are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. Blockchain & Fintech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, point of sale providers, e-commerce, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, blockchain technologies (blockchain refers to a peer-to-peer distributed ledger that is secured using cryptography, and a distributed ledger is a shared electronic database where information is recorded and stored across multiple computers), intermediary exchanges, asset allocation technology, digital assets, mobile payments, and risk pricing and pooling aggregators.

The sub-advisor’s process for identifying investments uses both ‘‘top down’’ (thematic research sizing the potential total available market, and surfacing the prime beneficiaries) and ‘‘bottom up’’ (valuation, fundamental and quantitative measures) approaches to identify investment opportunities. In both the sub-advisor’s “top down” and “bottom up” approaches, the sub-advisor evaluates environmental, social, and governance (“ESG”) considerations. In its “top down” approach, the sub-advisor uses the framework of the United Nations Sustainable Development Goals to integrate ESG considerations into its research and investment process. The sub-advisor, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe. In its “bottom up” approach, the sub-advisor makes its investment decisions primarily based on its analysis of the potential of individual companies, while integrating ESG considerations into that process.
The Fund’s investments may include issuers of all capitalizations. The Fund’s investments in foreign equity securities will be in both developed and emerging markets. The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund may have significant exposure to the Information Technology sector. However, as sector and industry composition of the Fund’s portfolio changes over time, the Fund’s exposure to these sectors may be lower at a future date, and the Fund’s exposure to other market sectors may be higher.
The sub-advisor may sell a security when it believes the issuer is no longer relevant to the investment theme, or the security is overvalued or ceases to be an attractive investment due to, among other reasons, unfavorable sector, industry or issuer-specific developments. The sub-advisor may also sell positions to (i) take advantage of opportunities created by short-term market actions or market sentiment, (ii) provide liquidity to invest in companies that the sub-advisor has relatively more confidence in, or (iii) invest in companies that the sub-advisor believes offer more market opportunity relative to their current price.
The Fund at times may invest in shares of other investment companies, including government money market funds, which may include a government money market fund advised by the Manager, with respect to which the Manager receives a management fee, and including securities of an investment company advised by the sub-advisor. The Fund may seek to earn additional income by lending its securities to certain qualified broker-dealers and institutions.
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that are relevant to the Fund’s investment theme of transformational innovation.
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests primarily in fixed-income securities and derivatives that provide exposure to fixed-income securities. The Fund’s investments may include fixed-income instruments of any maturity or duration. The instruments in which the Fund may invest may be denominated in U.S. and non-U.S. currencies, and all non-U.S. currency exposure will typically be hedged back to the U.S. dollar using foreign currency forward contracts. The Fund may also have direct exposure to non-U.S. currencies for investment or hedging purposes.
The fixed-income securities in which the Fund invests primarily include obligations issued or guaranteed by the U.S. government and non-U.S. governments and their agencies, instrumentalities or political subdivisions, obligations of supranational entities, sovereign and quasi-sovereign debt, emerging-markets debt, inflation-indexed securities, corporate bonds, debentures, bank loans, trust preferred securities, convertible preferred securities, convertible and non-convertible debt, contingent convertible bonds (“CoCos”), variable and floating-rate securities, separately traded registered interest and principal securities (“STRIPS”) and zero-coupon securities, “covenant-lite” obligations, collateralized loan obligations (“CLOs”), mortgage-backed and other asset-backed securities, collateralized mortgage obligations (“CMOs”) and other mortgage-related products (including commercial and residential loans, and mortgage pass-through securities), some of which may provide exposure to subprime mortgages.  The Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee or by participation in a loan interest that is held by another party.
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and government money market funds, which may include a government money market fund advised by the Manager, with respect to which the Manager receives a management fee, shares of real estate investment trusts (“REITs”) and restricted securities. The Fund may have significant exposure to the Financials sector and to issuers located in, or with economic ties to, Europe and the United Kingdom. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financials sector, Europe and/or the United Kingdom may decline, and the Fund’s exposure to other market sectors or geographic areas may increase.
The Fund may invest a significant portion of its total assets in non-investment grade securities (also referred to as “high-yield” or “junk” bonds), and in U.S. Treasury obligations. The Fund may also invest in unrated securities and may invest in equity securities, including preferred stocks of U.S. and foreign companies.
The Fund may take long or short positions in fixed-income and equity securities and currencies. Short positions will generally be entered into for hedging purposes or to attempt to reduce or adjust certain investment risks. The Fund may use derivative instruments to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to enhance total return, to change the effective duration of its portfolio, to manage certain investment risks or to substitute for the purchase or sale of the underlying securities or currencies. The Fund will generally invest in forward contracts (including deliverable and non-deliverable currency forwards). To a lesser extent, the Fund may also invest in futures (including bond index futures, interest rate futures and government bond futures, such as U.S. treasury futures), swaps (including credit default, total return, interest rate and currency swaps), options (including non-deliverable options (“NDOs”), puts and calls), warrants (including sovereign warrants) and structured notes. The Fund’s use of derivatives may be extensive. Derivative positions may also require the Fund to segregate liquid assets to cover its obligations.
In selecting investments, the Fund’s sub-advisor develops a top-down macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor then performs a bottom-up analysis of individual issuers that focuses on an issuer’s creditworthiness and considers historical trends and patterns in an instrument’s price and relative valuation. The Fund’s portfolio investments will be screened in accordance with the sub-advisor’s view of appropriate Environmental, Social and/or Governance (“ESG”) parameters as measured by the sub-advisor’s proprietary scoring model. The sub-advisor’s ESG parameters include: (1) environmental parameters, such as emissions creation, resource use and use of renewable energy; (2) social parameters, such as workforce turnover and diversity, human rights, including child labor policies, community service and responsible products; and (3) governance parameters, such as management and board composition and independence, shareholder engagement and corporate social responsibility policies. The sub-advisor applies its proprietary scoring model, which synthesizes data received from a third-party data provider and the sub-advisor’s independent assessment of a company’s ESG capabilities, to calculate an issuer’s score. If issuers have a score below a minimum threshold they will generally not be considered for investment.
The sub-advisor also integrates the ESG considerations throughout the portfolio management process because the sub-advisor believes that ESG considerations can influence investment valuations, which drive the sub-advisor’s investment decisions.
The sub-advisor examines the relative risk and return characteristics of each investment, which includes an investment’s ESG outlook, and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value, experience unwanted volatility, exhibit declining ESG trends or when better investment opportunities are identified.
The sub-advisor receives ESG data from a third-party data provider which the sub-advisor utilizes in its assessment of an issuer and for comparison purposes when it is available. However, the sub-advisor places significant emphasis on ensuring that its own experiences with and views of the issuer are reflected in its final ESG assessment, and the sub-advisor’s assessment may differ materially from that of the third-party data provider. Additionally, many issuers held by the Fund, such as those in the securitized sectors and those without publicly traded equity securities, may not be covered by the third-party data provider. For such issuers, the sub-advisor’s ESG assessment is based exclusively on its own analysis. As a result, the Fund’s holdings may not be comparable to those of other funds with ESG investment mandates.

AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities and derivatives that provide exposure to fixed-income securities.
The Fund considers fixed-income securities to include various forms of debt obligations issued by issuers that agree to pay interest, which may be fixed-rate, variable or floating, and repay the principal amount at maturity. For purposes of the Fund’s 80% investment policy, derivatives that provide exposure to fixed-income securities may be used to substitute for investing directly in such securities or to decrease (i.e., hedge) or increase the Fund’s exposure to principal risks that are associated with fixed-income securities, such as credit risk and interest rate risk. These derivatives include: (1) futures contracts (including bond index futures, interest rate futures and government bond futures such as U.S. treasury futures), (2) swap agreements (including credit default swaps, total return swaps and interest rate swaps), (3) options (including puts, calls and non-deliverable options (“NDOs”)), (4) warrants, and (5) structured notes. The Fund’s investments may be of any maturity or duration, although, under normal market conditions, the Fund’s dollar-weighted average maturity is expected to be under three years. The Fund’s dollar-weighted average maturity may, at times, exceed three years under certain circumstances, including, for example, in response to adverse market conditions or shareholder redemption requests.
The Fund’s fixed-income investments may include obligations issued or guaranteed by the  U.S. government (such as U.S. Treasuries, among other instruments) and non-U.S. governments (also known as sovereign debt) and obligations issued by their agencies, instrumentalities or political subdivisions. The Fund’s investments may also include obligations issued by quasi-sovereign and supranational entities, corporate debt obligations, debentures, trust preferred securities, convertible preferred securities, convertible and non-convertible debt, contingent convertible bonds (“CoCos”), collateralized loan obligations (“CLOs”), mortgage-backed and other asset-backed securities, collateralized mortgage obligations (“CMOs”) and other mortgage-related products (including commercial and residential loans and mortgage pass-through securities). The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”) and government money market funds, which may include government money market funds managed by the Manager, with respect to which the Manager also receives a management fee. The Fund’s investments may include inflation-indexed, separately traded registered interest and principal securities (“STRIPS”) and zero-coupon securities.
The Fund’s holdings may include restricted securities, such as Rule 144A securities, and the Fund may have significant exposure to the  Financials sector and to issuers located in, or with economic ties to, Europe and the United Kingdom. However, as the sector and geographic composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Financials sector, Europe and/or the United Kingdom may decline, and the Fund’s exposure to other market sectors or geographic areas may increase. To a lesser extent, the Fund may also invest in equity securities, primarily including preferred stock of U.S. and non-U.S. companies.
The Fund will invest primarily in investment-grade instruments, although up to one-third of its total assets may be invested in non-investment grade securities (also referred to as “high-yield” or “junk” bonds). The Fund may also invest in unrated securities. The Fund’s holdings may be denominated in  U.S. and non-U.S. currencies, and all non-U.S. currency exposure will typically be hedged back to the U.S. dollar using foreign currency forward contracts. The Fund may also have direct exposure to non-U.S. currencies for investment or hedging purposes.
The Fund uses derivative instruments primarily to hedge its exposure to investments denominated in foreign (non-U.S.) currencies; however, it may also use derivatives selectively to reduce or adjust its exposure to credit spreads, interest rates, to enhance total return or to substitute for the purchase or sale of the underlying securities or currencies. The Fund will generally use forward contracts (including deliverable and non-deliverable currency forwards) and currency swaps for currency hedging purposes. The Fund’s use of derivatives may be extensive. Derivative positions may also require the Fund to segregate liquid assets to cover its obligations.
In selecting investments, the Fund’s sub-advisor develops a top-down macroeconomic view of the global economic environment as indicated by factors such as interest rates, equity markets, corporate profitability, international capital flows, government policy and other relevant inputs. The sub-advisor then performs bottom-up analysis on individual issuers that focuses on the issuer’s  creditworthiness and considers historical trends and patterns in an instrument’s price and relative valuation. The Fund’s portfolio investments will be screened in accordance with the sub-advisor’s view of appropriate Environmental, Social and/or Governance (“ESG”) parameters as measured by the sub-advisor’s proprietary ESG scoring model. The sub-advisor’s ESG parameters include: (1) environmental parameters, such as emissions creation, resource use and use of renewable energy; (2) social parameters, such as workforce turnover and diversity, human rights, including child labor policies, community service and responsible products; and (3) governance parameters, such as management and board composition and independence, shareholder engagement and corporate social responsibility policies. The sub-advisor applies its proprietary scoring model, which synthesizes data received from a third-party data provider and the sub-advisor’s independent assessment of a company’s ESG capabilities, to calculate an issuer’s score. If issuers have a score below a minimum threshold they will generally not be considered for investment. The sub-advisor also integrates the  ESG considerations throughout the portfolio management process because they believe that those considerations may influence investment valuations, which drive the sub-advisor’s investment decisions.
The sub-advisor examines the risk and return characteristics of each investment, which includes an investment’s  ESG outlook, and seeks to identify opportunities to establish long positions in income-generating instruments that, at times, may have the potential for price appreciation. The sub-advisor also seeks to reduce or hedge positions in instruments that may decline in value, experience unwanted volatility, exhibit declining ESG trends, or when better investment opportunities are identified.
The sub-advisor receives  ESG data from a third-party data provider which the sub-advisor utilizes in its assessment of an issuer and for comparison purposes when it is available; however, the sub-advisor places significant emphasis on ensuring that its own experiences with and views of the issuer are reflected in its final ESG assessment, and the sub-advisor’s assessment may differ materially from that of the third-party data provider. Additionally, many issuers held by the Fund, such as those in the securitized sectors and those without publicly traded equity, may not be covered by the third-party data provider. For such issuers, the sub-advisor’s ESG assessment is based exclusively on its own analysis. As a result, the Fund’s holdings may not be comparable to those of other funds with ESG investment mandates.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed-income securities and derivatives that provide exposure to fixed-income securities.